Concentrations and Risks - Schedule of the Customers Accounting of Total Receivables from Customers (Details) - Customer Concentration Risk [Member] - Receivables [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Customer B [Member]
Concentration Risk [Line Items]
Total receivables from customers	$ 99
Total receivables from customers percentage	52.00%
Customer C [Member]
Concentration Risk [Line Items]
Total receivables from customers	$ 42
Total receivables from customers percentage	22.00%
Customer J [Member]
Concentration Risk [Line Items]
Total receivables from customers	$ 41
Total receivables from customers percentage	21.00%
Customer G [Member]
Concentration Risk [Line Items]
Total receivables from customers		$ 1,997
Total receivables from customers percentage		69.00%
Customer A [Member]
Concentration Risk [Line Items]
Total receivables from customers		$ 619
Total receivables from customers percentage		21.00%